Balance Sheet (Parenthetical)	Feb. 28, 2017 $ / shares shares
Statement of Financial Position [Abstract]
Preferred stock, par value | $ / shares	$ 0.0001
Preferred stock, shares authorized	5,000,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Common stock, par value | $ / shares	$ 0.0001
Common stock, shares authorized	10,000,000,000
Common stock, shares issued	10,000,000
Common stock, shares outstanding	10,000,000